497(e)
                                                                       333-60730

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 19, 2007 TO THE MAY 29, 2007 PROSPECTUS FOR:

ACCUMULATOR(R)
ACCUMULATOR(R) ELITE(SM)
ACCUMULATOR(R) PLUS(SM)
ACCUMULATOR(R) SELECT(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectuses and Statements of Additional Information as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your Prospectus.

Please note that under "Appendix VII ("Appendix VI" for Accumulator(R) Select(SM)): State contract availability and/or variations of certain features and benefits" the following is added:


------------------------------------------------------------------------------------------------------------------------------------
 State        Features and Benefits                                   Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON   Guaranteed interest option                              Not Available

             Investment simplifier -- Fixed-dollar option            Not Available
             and Interest sweep option

             Fixed maturity options                                  Not Available

             Income Manager(SM) payout option                        Not Available

             Earnings enhancement benefit                            Not Available

             For Accumulator(R) and Accumulator(R) Elite(SM) only:   o Available only at issue
             Special dollar cost averaging program                   o Subsequent contributions cannot be used to elect new
                                                                       programs. You may make subsequent contributions to the
                                                                       initial programs while they are still running.

             "Greater of 6-1/2% Roll-Up to age 85 or Annual Ratchet  All references to these features are deleted in their entirety.
             to age 85 enhanced death benefit"; "Greater of 6%
             Roll-Up to age 85 or Annual Ratchet to age 85           You have the choice of the following guaranteed minimum death
             enhanced death benefit"; and "GWBL Enhanced death       benefits: the Greater of 4% Roll-Up to age 85 or Annual Ratchet
             benefit"                                                to age 85 enhanced death benefit; the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit; the
                                                                     Annual Ratchet to age 85; the Standard death benefit; or the
                                                                     GWBL Standard death benefit.

             See "Guaranteed minimum death benefit charge" in        The charge for the Greater of 4% Roll-Up to age 85 or Annual
             "Fee table" and in "Charges and expenses"               Ratchet to age 85 is 0.65% and cannot be increased.

             See "How you can purchase and contribute to your        o For contracts with GWBL, the $1,500,000 contribution limit
             contract" in "Contract features and benefits"             applies for all issue ages.

                                                                     o The second sentence of the third paragraph is deleted. The paragraph now reads: "We limit aggregate contributions
                                                                       made after the first contract year to 150% of first-year
                                                                       contributions."
------------------------------------------------------------------------------------------------------------------------------------

IM-11-02 (11/07)                                                  139861 (11/07)
Series 07/NB                                                              x01838

------------------------------------------------------------------------------------------------------------------------------------
 State    Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
         For Accumulator(R) and Accumulator(R) Elite(SM) only: See  o If you elect the 6-1/2% (or 6%, as applicable) Guaranteed
         "Guaranteed minimum death benefit and Guaranteed             minimum income benefit with the Greater of 4% Roll-Up to
         minimum income benefit base" in "Contract features           age 85 or Annual Ratchet to age 85 enhanced death benefit,
         and benefits"                                                the variable investment options (other than EQ/Money
                                                                      Market) and the account for special dollar cost averaging
                                                                      will roll up at an annual rate of 6-1/2% (or 6%, as
                                                                      applicable) for the Guaranteed minimum income benefit base and 4% for the 4% Roll-Up to age 85 benefit base.

                                                                    o If you elect the Greater of 4% Roll-Up to age 85 or Annual
                                                                      Ratchet to age 85 enhanced death benefit, without a
                                                                      Guaranteed minimum income benefit, the variable investment options (other than EQ/Money Market) and the account for
                                                                      special dollar cost averaging will roll up at an annual rate of 4% for the 4% Roll-Up to age 85 benefit base.

         For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM)  o If you elect the 6-1/2% (or 6%, as applicable) Guaranteed
         only: See "Guaranteed minimum death benefit and              minimum income benefit with the Greater of 4% Roll-Up to
         Guaranteed minimum income benefit base" in                   age 85 or Annual Ratchet to age 85 enhanced death benefit,
         "Contract features and benefits"                             the variable investment options (including amounts allocated to the account for special money market dollar cost averaging, but excluding all other amounts allocated to the EQ/Money
                                                                      Market) will roll up at an annual rate of 6-1/2% (or 6%, as applicable) for the Guaranteed minimum income benefit base and 4% for the 4% Roll-Up to age 85 benefit base.

                                                                    o If you elect the Greater of 4% Roll-Up to age 85 or Annual
                                                                      Ratchet to age 85 enhanced death benefit, without a
                                                                      Guaranteed minimum income benefit, the variable investment options (including amounts allocated to the account for
                                                                      special money market dollar cost averaging, but excluding all other amounts allocated to the EQ/Money Market) will roll up at an annual rate of 4% for the 4% Roll-Up to age 85 benefit base.

         See "Guaranteed minimum death benefit/Guaranteed           Your "Greater of 4% Roll-Up to Age 85 or Annual Ratchet to age
         minimum income benefit roll-up benefit benefit base        85 enhanced death benefit" benefit base will reset only if your
         reset" in "Contract features and benefits"                 account value is greater than your Guaranteed minimum income benefit base.

         See "How withdrawals affect your Guaranteed                The first sentence of the third paragraph is replaced with the
         minimum income benefit and Guaranteed minimum              following:
         death benefit" in "Accessing your money"
                                                                    o With respect to the 6-1/2% (or 6%, as applicable) Guaranteed minimum income benefit, withdrawals (including any
                                                                      applicable withdrawal charges) will reduce the 6-1/2% (or
                                                                      6%, as applicable) Roll-Up to age 85 benefit base on a
                                                                      dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6-1/2% (or 6%, as applicable) or less of the 6-1/2% (or 6%, as applicable) Roll-Up benefit base on
                                                                      the contract issue date or the most recent contract date
                                                                      anniversary, if later.

                                                                    o With respect to the Guaranteed minimum income benefit and the
                                                                      Greater of 4% Roll-Up to age 85 or Annual Ratchet to age 85
                                                                      enhanced death benefit, if elected in combination, withdrawals
                                                                      (including any applicable withdrawal charges) will reduce each of the benefits' Roll-Up to age 85 benefit base on a
                                                                      dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6-1/2% (or 6%, as applicable)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 State    Features and Benefits                                      Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
                                                                    or less of the Guaranteed minimum income benefit's Roll-Up benefit base on the contract issue date or the most recent contract date anniversary, if later.

                                                                    o With respect to the Greater of 4% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85 enhanced death benefit, if elected without the Guaranteed minimum income benefit,
                                                                      withdrawals (including any applicable withdrawal charges)
                                                                      will reduce the 4% Roll-Up to age 85 benefit base on a
                                                                      dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 6% or less of the 4% Roll-Up to age 85 benefit base on the contract issue date or the most recent contract date anniversary, if later.

                                                                    o With respect to the Greater of 3% Roll-Up to age 85 or
                                                                      Annual Ratchet to age 85 enhanced death benefit,
                                                                      withdrawals (including any applicable withdrawal charges)
                                                                      will reduce the 3% Roll-Up to age 85 benefit base on a
                                                                      dollar-for-dollar basis, as long as the sum of the withdrawals in a contract year is 3% or less of the 3% Roll-Up to age 85 enhanced death benefit base on the contract issue date or the most recent contract date anniversary, if later.

         See "Guaranteed minimum death benefit" in                  You have a choice of the standard death benefit, the Annual
         "Contract features and benefits"                           Ratchet to age 85 enhanced death benefit, the Greater of 3%
                                                                    Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, or the Greater of 4% Roll-Up to age 85 or Annual
                                                                    Ratchet to age 85 enhanced death benefit.

         See "GWBL Guaranteed minimum death benefit"                Only the GWBL Standard death benefit is available.
         under "Guaranteed withdrawal benefit for life
         ("GWBL")" in "Contract features and benefits"

         For Accumulator(R) and Accumulator(R) Elite(SM) only: See  The second paragraph of this section is replaced with the
         "Annual administrative charge" in "Charges and             following:
         expenses"
                                                                    The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

         For Accumulator(R) Plus(SM) and Accumulator(R) Select(SM)  The second paragraph of this section is replaced with the
         only: See "Annual administrative charge" in "Charges       following:
         and expenses"
                                                                    The annual administrative charge will be deducted from the value in the variable investment options on a pro rata basis. If those amounts are insufficient, we will deduct all or a portion of the charge from the account for special money market dollar cost averaging. If the contract is surrendered or annuitized or a death benefit is paid on a date other than a contract date anniversary, we will deduct a pro rata portion of that charge for the year.

         See "10% free withdrawal amount" under                     The 10% free withdrawal amount applies to full surrenders.
         "Withdrawal charge" in "Charges and expenses" (Not
         applicable to Accumulator(R) Select(SM))
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 State    Features and Benefits                                     Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
         See "Certain withdrawals" under "Withdrawal charge"       If you elect the Greater of 4% Roll-Up to age 85 or Annual
         in "Charges and expenses" (Not applicable to              Ratchet to age 85 enhanced death benefit without a Guaranteed
         Accumulator(R) Select(SM))                                minimum income benefit, the withdrawal charge will be waived for any withdrawal that, together with any prior withdrawals made during the contract year, does not exceed 6% of the
                                                                   beginning of contract year 4% Roll-Up to age 85 benefit base, even if such withdrawals exceed the free withdrawal amount.

         See "Withdrawal charge" in "Charges and expenses"         The owner (or older joint owner, if applicable) has qualified to
         under "Disability, terminal illness, or confinement to    receive Social Security disability benefits as certified by the
         nursing home"                                             Social Security Administration or a statement from an independent
                                                                   U.S. licensed physician stating that the owner (or older joint owner, if applicable) meets the definition of total disability for at least 6 continuous months prior to the notice of claim.
                                                                   Such disability must be re-certified every 12 months.
------------------------------------------------------------------------------------------------------------------------------------

                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

  (Copyright) 2007 AXA Equitable Life Insurance Company. All rights reserved.
        Accumulator(R) is issued by and is a registered service mark of
                     AXA Equitable Life Insurance Company.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED NOVEMBER 19, 2007 TO THE MAY 29, 2007

ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM) AND ACCUMULATOR(R) PLUS(SM) CONTRACTS
--------------------------------------------------------------------------------

This supplement modifies certain information in each of the above-referenced Prospectuses and Statements of Additional Information dated May 29, 2007, as previously supplemented to date (together, the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your Prospectus.

The following information has been added to the state table in "Appendix VII -- State contract availability and/or variations of features and benefits" of the Prospectuses, as noted:


------------------------------------------------------------------------------------------------------------------------------------
 State         Features and Benefits                                     Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI   Automatic Investment Program                              Not Available

              QP (defined contribution and defined benefit) contracts   Not Available

              See "How you can purchase and contribute to your          Additional contributions are limited to the first year after
              contract" in "Contract features and benefits"             the contract issue date only. The 150% limitation rule does not apply.
------------------------------------------------------------------------------------------------------------------------------------

Accumulator(R) is issued by and is a service mark of AXA Equitable Life
        Insurance Company (AXA Equitable). Co-distributed by affiliates
AXA Advisors, LLC and AXA Distributors, LLC. 1290 Avenue of the Americas, New
                                York, NY 10104.


       (c) 2007 AXA Equitable Life Insurance Company. All rights reserved.
                          1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234


IM-11-01 (11/07)                                                  139860 (11/07)
Accum 07/NEWBIZ                                                           x01842